Note 20 - Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other non-current liabilities [text block]
	Year ended December 31,
	2018	2017
Post-employment benefits	115,087	125,012
Other-long term benefits	78,492	68,244
Miscellaneous	19,550	24,040
	213,129	217,296
	Year ended December 31,
	2018	2017
Payroll and social security payable	148,069	141,886
Miscellaneous	17,624	15,819
	165,693	157,705

Disclosure of net defined benefit liability (asset) [text block]
	Year ended December 31,
	2018	2017
Values at the beginning of the year	101,889	96,229
Translation differences	(3,849)	2,893
Current service cost	7,400	7,851
Interest cost	5,070	5,462
Curtailments and settlements	-	21
Remeasurements (*)	(3,946)	10,907
Benefits paid from the plan	(9,719)	(22,107)
Other	473	633
At the end of the year	97,318	101,889
	Year ended December 31,
	2018	2017
Present value of funded obligations	146,885	165,486
Fair value of plan assets	(132,438)	(145,692)
Liability (*)	14,447	19,794
	Year ended December 31,
	2018	2017
At the beginning of the year	165,485	159,612
Translation differences	(8,182)	7,300
Current service cost	1,328	592
Interest cost	5,691	6,034
Remeasurements (*)	(7,984)	3,602
Benefits paid	(9,453)	(11,654)
At the end of the year	146,885	165,486

Disclosure of actuarial assumptions [text block]
	Year ended December 31,
	2018	2017
Discount rate	2% - 7%	1% - 7%
Rate of compensation increase	0% - 3%	0% - 3%
	Year ended December 31,
	2018	2017
Discount rate	4% - 5%	4%
Rate of compensation increase	0% - 3%	0% - 3%

Disclosure of fair value of plan assets [text block]
	Year ended December 31,
	2018	2017
At the beginning of the year	(145,692)	(132,913)
Translation differences	7,514	(6,802)
Return on plan assets	(4,936)	(5,849)
Remeasurements	3,967	(5,874)
Contributions paid to the plan	(3,108)	(6,230)
Benefits paid from the plan	9,453	11,654
Other	364	323
At the end of the year	(132,438)	(145,692)
	Year ended December 31,
	2018	2017
Equity instruments	53.5%	53.4%
Debt instruments	42.8%	42.9%
Others	3.7%	3.7%